Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period	4,902,818
Granted	185,000
Exercised	(74,728)
Forfeited	(157,862)
Outstanding at ending of period	4,855,228
Exercisable at end of period	2,898,315
Weighted Average Exercise Price
Outstanding at beginning of period	$ 21.87
Granted	$ 20.59
Exercised	$ 10.90
Forfeited	$ 22.97
Outstanding at ending of period	$ 21.96
Exercisable at end of period	$ 21.65
Weighted Average Fair Value
Outstanding at beginning of period	$ 8.61
Granted	$ 8.20	$ 8.52
Exercised	$ 4.83
Forfeited	$ 8.96
Outstanding at end of period	$ 8.64
Exercisable at end of period	$ 8.55
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	4.61
Exercisable at end of period	3.48